Financial Instruments and Risk Management - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Cash	$ 446.3	$ 409.1
Cash equivalents	33.2	12.9
Cash and cash equivalents	$ 479.5	$ 422.0	$ 515.2	$ 557.2